Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 10,940	¥ 13,993	¥ 30,956
Gross amount of increases for current year's tax positions	1,095	606	439
Gross amount of increases for prior years' tax positions	162	3,361	333
Gross amount of decreases for prior years' tax positions		(6,561)	(25,318)	[1]
Net amount of changes relating to settlements with tax authorities	(1,299)	(809)	(244)
Decreases due to lapse of applicable statutes of limitations	(296)	(1,452)
Foreign exchange translation and others	(652)	1,802	7,827
Balance at end of fiscal year	¥ 9,950	¥ 10,940	¥ 13,993

[1]	The decrease related to prior year tax positions is primarily from the resolution of uncertain tax positions in the U.S. for both federal income taxes and California state tax.